PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 53.9% of Net Assets

	Aerospace & Defense – 0.6%
30	Axon Enterprise, Inc.(a)	$2,181
119	Boeing Co. (The)	16,781
44	Moog, Inc., Class A	2,177
61	Raytheon Technologies Corp.	3,954
22	Teledyne Technologies, Inc.(a)	7,165

		32,258

	Air Freight & Logistics – 0.6%
297	Expeditors International of Washington, Inc.	21,267
25	FedEx Corp.	3,169
61	United Parcel Service, Inc., Class B	5,774

		30,210

	Airlines – 0.1%
15	Delta Air Lines, Inc.	389
219	Hawaiian Holdings, Inc.	3,153

		3,542

	Auto Components – 0.3%
121	Aptiv PLC	8,416
24	BorgWarner, Inc.	686
182	Delphi Technologies PLC(a)	1,818
38	Visteon Corp.(a)	2,291

		13,211

	Automobiles – 0.4%
767	Fiat Chrysler Automobiles NV	6,604
445	General Motors Co.	9,919
41	Thor Industries, Inc.	2,714

		19,237

	Banks – 2.9%
115	Ameris Bancorp	2,924
205	BancorpSouth Bank	4,487
837	Bank of America Corp.	20,130
465	Cadence BanCorp	3,078
438	Citigroup, Inc.	21,269
245	Citizens Financial Group, Inc.	5,486
156	Columbia Banking System, Inc.	4,210
14	Comerica, Inc.	488
100	Cullen/Frost Bankers, Inc.	7,186
360	Fulton Financial Corp.	4,208
266	Huntington Bancshares, Inc.	2,458
182	International Bancshares Corp.	5,276
419	KeyCorp	4,881
28	M&T Bank Corp.	3,138
653	People’s United Financial, Inc.	8,287
92	PNC Financial Services Group, Inc. (The)	9,814

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
185	Regions Financial Corp.	$1,989
166	TCF Financial Corp.	4,929
151	Truist Financial Corp.	5,635
283	Trustmark Corp.	7,531
349	Wells Fargo & Co.	10,139
75	Wintrust Financial Corp.	3,143
130	Zions Bancorp N.A.	4,109

		144,795

	Beverages – 1.4%
94	Brown-Forman Corp., Class B	5,847
224	Coca-Cola Co. (The)	10,279
86	Constellation Brands, Inc., Class A	14,163
466	Monster Beverage Corp.(a)	28,804
69	PepsiCo, Inc.	9,128

		68,221

	Biotechnology – 1.9%
72	AbbVie, Inc.	5,918
70	Amgen, Inc.	16,745
15	Biogen, Inc.(a)	4,453
120	BioMarin Pharmaceutical, Inc.(a)	11,042
122	Gilead Sciences, Inc.	10,248
26	Ligand Pharmaceuticals, Inc.(a)	2,563
79	Regeneron Pharmaceuticals, Inc.(a)	41,545
6	Vertex Pharmaceuticals, Inc.(a)	1,507

		94,021

	Building Products – 0.3%
205	Johnson Controls International PLC	5,967
29	Lennox International, Inc.	5,414
88	Owens Corning	3,816

		15,197

	Capital Markets – 3.7%
4	Affiliated Managers Group, Inc.	280
15	Ameriprise Financial, Inc.	1,724
492	Bank of New York Mellon Corp. (The)	18,470
18	BlackRock, Inc.	9,037
500	Charles Schwab Corp. (The)	18,860
26	CME Group, Inc.	4,633
60	FactSet Research Systems, Inc.	16,500
100	Franklin Resources, Inc.	1,884
59	Goldman Sachs Group, Inc. (The)	10,822
62	Intercontinental Exchange, Inc.	5,546
54	Invesco Ltd.	465
146	Janus Henderson Group PLC	2,613
150	Legg Mason, Inc.	7,474
70	Moody’s Corp.	17,073
39	MSCI, Inc.	12,753
66	Northern Trust Corp.	5,225

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
54	S&P Global, Inc.	$15,816
250	SEI Investments Co.	12,740
351	State Street Corp.	22,127
8	T. Rowe Price Group, Inc.	925

		184,967

	Chemicals – 0.8%
34	DuPont de Nemours, Inc.	1,599
57	Ecolab, Inc.	11,029
83	HB Fuller Co.	3,054
57	Innospec, Inc.	4,134
14	International Flavors & Fragrances, Inc.	1,834
58	Linde PLC	10,671
68	Minerals Technologies, Inc.	2,995
40	Stepan Co.	3,816

		39,132

	Commercial Services & Supplies – 0.3%
75	Healthcare Services Group, Inc.	1,912
41	MSA Safety, Inc.	4,613
60	Tetra Tech, Inc.	4,517
47	Waste Management, Inc.	4,701

		15,743

	Communications Equipment – 0.8%
97	Ciena Corp.(a)	4,486
537	Cisco Systems, Inc.	22,758
9	F5 Networks, Inc.(a)	1,254
51	InterDigital, Inc.	2,946
54	Lumentum Holdings, Inc.(a)	4,369
18	Motorola Solutions, Inc.	2,589

		38,402

	Construction & Engineering – 0.2%
184	AECOM(a)	6,672
212	Fluor Corp.	2,480

		9,152

	Consumer Finance – 0.9%
842	Ally Financial, Inc.	13,800
151	American Express Co.	13,779
280	Capital One Financial Corp.	18,133

		45,712

	Containers & Packaging – 0.2%
95	Ball Corp.	6,231
53	International Paper Co.	1,815
298	O-I Glass, Inc.	2,456

		10,502

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
42	Genuine Parts Co.	$3,330
28	POOL CORP.	5,926

		9,256

	Diversified Consumer Services – 0.1%
121	Service Corp. International	4,446

	Diversified Telecommunication Services – 0.2%
178	AT&T, Inc.	5,423
95	Verizon Communications, Inc.	5,458

		10,881

	Electric Utilities – 0.5%
138	American Electric Power Co., Inc.	11,469
21	Edison International	1,233
35	Eversource Energy	2,824
23	FirstEnergy Corp.	949
54	IDACORP, Inc.	4,956
49	PPL Corp.	1,246

		22,677

	Electrical Equipment – 0.2%
22	Acuity Brands, Inc.	1,905
62	Eaton Corp. PLC	5,177
37	Hubbell, Inc.	4,604

		11,686

	Electronic Equipment, Instruments & Components – 0.9%
102	Avnet, Inc.	3,062
45	Belden, Inc.	1,539
105	Cognex Corp.	5,800
23	Coherent, Inc.(a)	2,941
38	Corning, Inc.	836
21	Littelfuse, Inc.	3,050
20	Rogers Corp.(a)	2,221
215	TE Connectivity Ltd.	15,794
124	Trimble, Inc.(a)	4,294
192	Vishay Intertechnology, Inc.	3,185

		42,722

	Energy Equipment & Services – 0.2%
133	Baker Hughes Co.	1,855
87	National Oilwell Varco, Inc.	1,100
444	Schlumberger Ltd.	7,468
58	TechnipFMC PLC	517

		10,940

	Entertainment – 1.1%
38	Activision Blizzard, Inc.	2,422
92	Cinemark Holdings, Inc.	1,314
24	Electronic Arts, Inc.(a)	2,742
58	Netflix, Inc.(a)	24,351

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
30	Take-Two Interactive Software, Inc.(a)	$3,632
181	Walt Disney Co. (The)	19,575

		54,036

	Food & Staples Retailing – 0.3%
114	Kroger Co. (The)	3,604
249	SpartanNash Co.	4,270
32	Sysco Corp.	1,801
114	Walgreens Boots Alliance, Inc.	4,935

		14,610

	Food Products – 0.6%
77	Campbell Soup Co.	3,848
57	General Mills, Inc.	3,414
106	Hain Celestial Group, Inc. (The)(a)	2,739
8	Hershey Co. (The)	1,059
78	Hormel Foods Corp.	3,654
54	Ingredion, Inc.	4,385
16	J.M. Smucker Co. (The)	1,839
67	Kellogg Co.	4,389
9	McCormick & Co., Inc.	1,412
23	Mondelez International, Inc., Class A	1,183

		27,922

	Gas Utilities – 0.3%
109	New Jersey Resources Corp.	3,682
62	ONE Gas, Inc.	4,942
120	South Jersey Industries, Inc.	3,431
131	UGI Corp.	3,953

		16,008

	Health Care Equipment & Supplies – 0.9%
5	Becton Dickinson & Co.	1,263
27	Boston Scientific Corp.(a)	1,012
8	Cooper Cos., Inc. (The)	2,294
18	Danaher Corp.	2,942
16	DENTSPLY SIRONA, Inc.	679
3	Edwards Lifesciences Corp.(a)	653
57	Globus Medical, Inc., Class A(a)	2,705
28	Haemonetics Corp.(a)	3,186
54	Hill-Rom Holdings, Inc.	6,074
31	Hologic, Inc.(a)	1,553
13	Intuitive Surgical, Inc.(a)	6,641
205	Meridian Bioscience, Inc.(a)	2,460
45	Merit Medical Systems, Inc.(a)	1,837
7	STERIS PLC	998
5	Stryker Corp.	932
32	Varian Medical Systems, Inc.(a)	3,660
39	West Pharmaceutical Services, Inc.	7,381

		46,270

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 2.2%
59	Acadia Healthcare Co., Inc.(a)	$1,417
20	Amedisys, Inc.(a)	3,683
9	Anthem, Inc.	2,527
44	BioTelemetry, Inc.(a)	2,055
97	Centene Corp.(a)	6,458
13	Chemed Corp.	5,416
15	Cigna Corp.	2,937
251	CVS Health Corp.	15,449
23	DaVita, Inc.(a)	1,817
52	Encompass Health Corp.	3,445
149	HCA Healthcare, Inc.	16,372
33	Henry Schein, Inc.(a)	1,801
56	Humana, Inc.	21,382
25	Laboratory Corp. of America Holdings(a)	4,111
214	MEDNAX, Inc.(a)	3,107
101	Patterson Cos., Inc.	1,846
39	Quest Diagnostics, Inc.	4,294
38	UnitedHealth Group, Inc.	11,114

		109,231

	Health Care Technology – 0.4%
216	Allscripts Healthcare Solutions, Inc.(a)	1,404
233	Cerner Corp.	16,168
100	HMS Holdings Corp.(a)	2,867

		20,439

	Hotels, Restaurants & Leisure – 1.7%
52	Dine Brands Global, Inc.	2,308
17	Domino’s Pizza, Inc.	6,153
56	Dunkin’ Brands Group, Inc.	3,519
136	Hilton Worldwide Holdings, Inc.	10,297
32	Jack in the Box, Inc.	1,930
36	Marriott Vacations Worldwide Corp.	2,988
11	McDonald’s Corp.	2,063
666	MGM Resorts International	11,209
191	Starbucks Corp.	14,655
206	Wendy’s Co. (The)	4,091
391	Yum China Holdings, Inc.	18,948
86	Yum! Brands, Inc.	7,433

		85,594

	Household Durables – 0.3%
165	KB Home	4,330
124	Meritage Homes Corp.(a)	6,517
231	Taylor Morrison Home Corp.(a)	3,361

		14,208

	Household Products – 0.7%
8	Clorox Co. (The)	1,492
187	Colgate-Palmolive Co.	13,140

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
172	Procter & Gamble Co. (The)	$20,274

		34,906

	Independent Power & Renewable Electricity Producers – 0.2%
96	AES Corp. (The)	1,272
150	Ormat Technologies, Inc.	9,361

		10,633

	Industrial Conglomerates – 0.3%
29	Carlisle Cos., Inc.	3,508
1,290	General Electric Co.	8,772
10	Honeywell International, Inc.	1,419

		13,699

	Insurance – 1.0%
27	Aflac, Inc.	1,005
51	Allstate Corp. (The)	5,188
445	American International Group, Inc.	11,316
11	Brighthouse Financial, Inc.(a)	283
75	Chubb Ltd.	8,101
14	eHealth, Inc.(a)	1,494
95	First American Financial Corp.	4,381
37	Hanover Insurance Group, Inc. (The)	3,714
50	Hartford Financial Services Group, Inc. (The)	1,900
45	Lincoln National Corp.	1,596
31	Marsh & McLennan Cos., Inc.	3,017
94	Prudential Financial, Inc.	5,863
34	Travelers Cos., Inc. (The)	3,441

		51,299

	Interactive Media & Services – 2.9%
19	Alphabet, Inc., Class A(a)	25,587
36	Alphabet, Inc., Class C(a)	48,552
276	Facebook, Inc., Class A(a)	56,500
79	Match Group, Inc.(a)	6,080
232	Pinterest, Inc., Class A(a)	4,793

		141,512

	Internet & Direct Marketing Retail – 2.7%
186	Alibaba Group Holding Ltd., Sponsored ADR(a)	37,697
21	Amazon.com, Inc.(a)	51,954
16	Booking Holdings, Inc.(a)	23,689
405	eBay, Inc.	16,131
69	Etsy, Inc.(a)	4,476

		133,947

	IT Services – 2.7%
105	Automatic Data Processing, Inc.	15,403
80	Cognizant Technology Solutions Corp., Class A	4,642
510	DXC Technology Co.	9,246
17	Fiserv, Inc.(a)	1,752

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
88	Gartner, Inc.(a)	$10,455
21	Global Payments, Inc.	3,487
27	International Business Machines Corp.	3,390
64	MasterCard, Inc., Class A	17,598
29	Paychex, Inc.	1,987
36	PayPal Holdings, Inc.(a)	4,428
293	Sabre Corp.	2,130
11	VeriSign, Inc.(a)	2,304
299	Visa, Inc., Class A	53,437
28	WEX, Inc.(a)	3,705

		133,964

	Leisure Products – 0.0%
132	Callaway Golf Co.	1,890

	Life Sciences Tools & Services – 0.6%
23	Agilent Technologies, Inc.	1,763
35	Illumina, Inc.(a)	11,166
14	IQVIA Holdings, Inc.(a)	1,997
1	Mettler-Toledo International, Inc.(a)	720
74	NeoGenomics, Inc.(a)	2,023
52	Repligen Corp.(a)	6,040
18	Thermo Fisher Scientific, Inc.	6,024
8	Waters Corp.(a)	1,496

		31,229

	Machinery – 2.0%
69	AGCO Corp.	3,646
145	Caterpillar, Inc.	16,875
84	Cummins, Inc.	13,734
145	Deere & Co.	21,034
68	Flowserve Corp.	1,915
9	Illinois Tool Works, Inc.	1,462
92	ITT, Inc.	4,850
116	Kennametal, Inc.	2,971
73	Oshkosh Corp.	4,930
125	Parker-Hannifin Corp.	19,765
22	Proto Labs, Inc.(a)	2,235
95	Terex Corp.	1,443
80	Toro Co. (The)	5,105
20	Xylem, Inc.	1,438

		101,403

	Media – 1.0%
5	Cable One, Inc.	9,564
26	Charter Communications, Inc., Class A(a)	12,876
475	Comcast Corp., Class A	17,874
26	Discovery, Inc., Series C(a)	531
68	Fox Corp., Class A	1,759
22	Interpublic Group of Cos., Inc. (The)	374
99	New York Times Co. (The), Class A	3,219

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
59	Omnicom Group, Inc.	$3,365
72	ViacomCBS, Inc., Class B	1,243

		50,805

	Metals & Mining – 0.4%
166	Commercial Metals Co.	2,646
56	Newmont Corp.	3,331
16	Nucor Corp.	659
71	Reliance Steel & Aluminum Co.	6,360
46	Royal Gold, Inc.	5,637

		18,633

	Multi-Utilities – 0.3%
80	Consolidated Edison, Inc.	6,304
33	DTE Energy Co.	3,423
21	Sempra Energy	2,601
21	WEC Energy Group, Inc.	1,902

		14,230

	Multiline Retail – 0.2%
439	Macy’s, Inc.	2,572
59	Target Corp.	6,475

		9,047

	Oil, Gas & Consumable Fuels – 1.0%
703	Apache Corp.	9,195
69	Concho Resources, Inc.	3,914
90	Devon Energy Corp.	1,122
116	Diamondback Energy, Inc.	5,051
254	EOG Resources, Inc.	12,068
178	EQT Corp.	2,597
466	Marathon Oil Corp.	2,852
147	Noble Energy, Inc.	1,442
84	ONEOK, Inc.	2,514
541	Southwestern Energy Co.(a)	1,747
41	Valero Energy Corp.	2,597
92	World Fuel Services Corp.	2,300

		47,399

	Paper & Forest Products – 0.1%
72	Domtar Corp.	1,682
127	Louisiana-Pacific Corp.	2,540

		4,222

	Personal Products – 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	1,940

	Pharmaceuticals – 1.5%
3	Allergan PLC	562
63	Bristol-Myers Squibb Co.	3,831
88	Catalent, Inc.(a)	6,085
38	Eli Lilly & Co.	5,876

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
88	Merck & Co., Inc.	$6,982
130	Novartis AG, Sponsored ADR	11,015
102	Novo Nordisk A/S, Sponsored ADR	6,460
22	Perrigo Co. PLC	1,173
213	Pfizer, Inc.	8,171
514	Roche Holding AG, Sponsored ADR	22,343

		72,498

	Professional Services – 0.3%
73	Exponent, Inc.	5,134
27	Insperity, Inc.	1,288
71	Korn Ferry	2,047
44	ManpowerGroup, Inc.	3,267
43	Nielsen Holdings PLC	633
22	Verisk Analytics, Inc.	3,362

		15,731

	Real Estate Management & Development – 0.1%
42	CBRE Group, Inc., Class A(a)	1,803
37	Jones Lang LaSalle, Inc.	3,907

		5,710

	REITs - Apartments – 0.4%
134	American Campus Communities, Inc.	4,729
9	AvalonBay Communities, Inc.	1,466
89	Camden Property Trust	7,838
44	Equity Residential	2,863
12	Essex Property Trust, Inc.	2,929
4	Mid-America Apartment Communities, Inc.	448

		20,273

	REITs - Diversified – 0.2%
15	Crown Castle International Corp.	2,392
14	Digital Realty Trust, Inc.	2,093
5	Equinix, Inc.	3,376
120	Weyerhaeuser Co.	2,624

		10,485

	REITs - Health Care – 0.1%
35	Ventas, Inc.	1,132
117	Welltower, Inc.	5,994

		7,126

	REITs - Hotels – 0.1%
136	Host Hotels & Resorts, Inc.	1,674
394	Park Hotels & Resorts, Inc.	3,747

		5,421

	REITs - Office Property – 0.6%
20	Boston Properties, Inc.	1,944
201	Corporate Office Properties Trust	5,310

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
228	Douglas Emmett, Inc.	$6,952
304	Easterly Government Properties, Inc.	8,181
101	Kilroy Realty Corp.	6,288

		28,675

	REITs - Storage – 0.0%
25	Iron Mountain, Inc.	604
6	Public Storage	1,113

		1,717

	REITs - Warehouse/Industrials – 0.1%
65	CyrusOne, Inc.	4,560

	Road & Rail – 0.4%
18	Kansas City Southern	2,350
53	Norfolk Southern Corp.	9,068
61	Ryder System, Inc.	2,160
52	Union Pacific Corp.	8,309

		21,887

	Semiconductors & Semiconductor Equipment – 2.2%
15	Advanced Micro Devices, Inc.(a)	786
65	Applied Materials, Inc.	3,229
42	Cabot Microelectronics Corp.	5,147
77	Cirrus Logic, Inc.(a)	5,821
56	Cree, Inc.(a)	2,415
210	First Solar, Inc.(a)	9,242
106	Ichor Holdings Ltd.(a)	2,639
212	Intel Corp.	12,716
98	NVIDIA Corp.	28,643
153	QUALCOMM, Inc.	12,037
59	Silicon Laboratories, Inc.(a)	5,736
137	Texas Instruments, Inc.	15,902
20	Universal Display Corp.	3,002

		107,315

	Software – 3.6%
32	Adobe, Inc.(a)	11,316
171	Autodesk, Inc.(a)	31,999
47	Blackbaud, Inc.	2,597
63	Bottomline Technologies, Inc.(a)	2,623
13	Citrix Systems, Inc.	1,885
20	Fair Isaac Corp.(a)	7,059
37	LogMeIn, Inc.	3,162
176	Microsoft Corp.	31,541
38	NortonLifeLock, Inc.	808
598	Oracle Corp.	31,676
55	PTC, Inc.(a)	3,809
40	Qualys, Inc.(a)	4,218
130	salesforce.com, Inc.(a)	21,054

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
147	Workday, Inc., Class A(a)	$22,623

		176,370

	Specialty Retail – 0.8%
49	Aaron’s, Inc.	1,564
141	American Eagle Outfitters, Inc.	1,121
50	Asbury Automotive Group, Inc.(a)	3,375
16	Best Buy Co., Inc.	1,228
26	Five Below, Inc.(a)	2,344
62	Home Depot, Inc. (The)	13,629
36	Lithia Motors, Inc., Class A	3,980
38	Lowe’s Cos., Inc.	3,980
40	Monro, Inc.	2,220
6	Tiffany & Co.	759
42	TJX Cos., Inc. (The)	2,060
52	Williams-Sonoma, Inc.	3,216

		39,476

	Technology Hardware, Storage & Peripherals – 0.7%
57	Apple, Inc.	16,747
509	Hewlett Packard Enterprise Co.	5,121
302	HP, Inc.	4,684
133	NCR Corp.(a)	2,729
38	NetApp, Inc.	1,663
25	Seagate Technology PLC	1,249
21	Western Digital Corp.	968
50	Xerox Holdings Corp.	914

		34,075

	Textiles, Apparel & Luxury Goods – 0.4%
30	Deckers Outdoor Corp.(a)	4,463
53	NIKE, Inc., Class B	4,620
880	Under Armour, Inc., Class A(a)	9,170
116	Wolverine World Wide, Inc.	2,377

		20,630

	Thrifts & Mortgage Finance – 0.1%
440	New York Community Bancorp, Inc.	4,778

	Trading Companies & Distributors – 0.3%
171	Fastenal Co.	6,194
38	GATX Corp.	2,253
18	W.W. Grainger, Inc.	4,960

		13,407

	Water Utilities – 0.3%
88	American Water Works Co., Inc.	10,709
124	Essential Utilities, Inc.	5,182

		15,891

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
84	Shenandoah Telecommunications Co.	$4,495

	Total Common Stocks (Identified Cost $2,804,423)	2,676,506

Principal Amount
Bonds and Notes – 8.7%

	Agency Commercial Mortgage-Backed Securities – 0.1%
$ 3,827	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	3,884

	Automotive – 0.1%
5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,564
3,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	3,066

		7,630

	Banking – 1.4%
4,000	American Express Co., 3.400%, 2/27/2023	4,186
3,000	American Express Co., 3.700%, 8/03/2023	3,183
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,132
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	3,034
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,279
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,128
4,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	4,231
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	4,078
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,308
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,083
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,002
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,205
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,159
4,000	KeyCorp, MTN, 2.250%, 4/06/2027	3,895
4,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	4,314
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,174
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,063

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$ 2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	$2,023
4,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	4,189
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	4,163

		67,829

	Brokerage – 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	5,197

	Cable Satellite – 0.1%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,332

	Construction Machinery – 0.1%
3,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	3,079

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,435
3,000	eBay, Inc., 3.800%, 3/09/2022	3,136

		5,571

	Electric – 0.2%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	3,264
2,000	Exelon Corp., 4.050%, 4/15/2030	2,284
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,274

		8,822

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,778

	Financial Other – 0.1%
3,000	ORIX Corp., 2.900%, 7/18/2022	3,050

	Food & Beverage – 0.1%
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,505

	Government Owned - No Guarantee – 0.2%
6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	9,300

	Health Insurance – 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,357

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Health Insurance – continued
$ 3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	$4,096

		7,453

	Healthcare – 0.3%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,136
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,536
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,054
3,000	McKesson Corp., 3.950%, 2/16/2028	3,331
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,098
2,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	2,101

		16,256

	Independent Energy – 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	4,712

	Integrated Energy – 0.2%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,252
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,272
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,304

		12,828

	Life Insurance – 0.1%
3,000	American International Group, Inc., 4.125%, 2/15/2024	3,257
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	1,922

		5,179

	Midstream – 0.2%
5,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	4,908
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,150

		8,058

	Mortgage Related – 2.1%
46,765	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	49,369
34,110	FNMA, 3.500%, with various maturities in 2049(c)	36,000
11,070	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	11,783

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 5,658	FNMA, 4.500%, 5/01/2049	$6,095

		103,247

	Oil Field Services – 0.1%
5,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,043

	Pharmaceuticals – 0.2%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,349
4,000	Amgen, Inc., 2.650%, 5/11/2022	4,113

		8,462

	Railroads – 0.1%
3,000	CSX Corp., 2.600%, 11/01/2026	3,181

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,999

	Restaurants – 0.1%
5,000	Starbucks Corp., 3.800%, 8/15/2025	5,467

	Technology – 0.6%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,209
2,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	2,088
4,000	HP, Inc., 4.650%, 12/09/2021	4,164
3,000	Intel Corp., 2.450%, 11/15/2029	3,178
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,530
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,179
3,000	Oracle Corp., 2.950%, 5/15/2025	3,222
3,000	QUALCOMM, Inc., 3.450%, 5/20/2025	3,295
4,000	VMware, Inc., 2.950%, 8/21/2022	4,059

		28,924

	Treasuries – 1.6%
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,815
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	9,540

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$ 12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$16,490
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	5,615
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	12,752
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	4,742
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	4,840
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	3,095
6,000	U.S. Treasury Bond, 5.250%, 2/15/2029	8,416
2,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,194
8,000	U.S. Treasury Note, 2.125%, 12/31/2022	8,402

		79,901

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,892

	Wirelines – 0.2%
3,000	AT&T, Inc., 3.400%, 5/15/2025	3,177
3,000	AT&T, Inc., 3.875%, 1/15/2026	3,258
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	2,974

		9,409

	Total Bonds and Notes (Identified Cost $416,525)	430,988

Shares
Exchange-Traded Funds – 12.6%
7,738	iShares® ESG MSCI EAFE ETF	434,489
6,481	iShares® ESG MSCI Emerging Markets ETF	190,541

	Total Exchange-Traded Funds (Identified Cost $686,025)	625,030

Affiliated Mutual Funds – 24.6%
15,885	Loomis Sayles Inflation Protected Securities Fund, Class N	178,702
15,368	Loomis Sayles Limited Term Government and Agency Fund, Class N	177,501
19,589	Mirova Global Green Bond Fund, Class N	204,905
60,906	Mirova International Sustainable Equity Fund, Class N	663,270

	Total Affiliated Mutual Funds (Identified Cost $1,204,418)	1,224,378

Description	Value (†)
Total Investments – 99.8% (Identified Cost $5,111,391)	$4,956,902
Other assets less liabilities – 0.2%	7,681

Net Assets – 100.0%	$4,964,583

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$209,556	$20,257	$57,446	$4,426	$1,909	$178,702	$299
Loomis Sayles Limited Term Government and Agency Fund, Class N	209,352	22,862	57,237	1,641	883	177,501	873
Mirova Global Green Bond Fund, Class N	239,601	19,949	51,068	3,342	(6,919)	204,905	577
Mirova International Sustainable Equity Fund, Class N	736,642	99,196	98,310	927	(75,185)	663,270	1,406
	$1,395,151	$162,264	$264,061	$10,336	$(79,312)	$1,224,378	$3,155

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,676,506	$—	$—	$2,676,506
Bonds and Notes*	—	430,988	—	430,988
Exchange-Traded Funds	625,030	—	—	625,030
Affiliated Mutual Funds	1,224,378	—	—	1,224,378
Total	$4,525,914	$430,988	$—	$4,956,902

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	79.8%
Fixed Income	20.0

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%